MAXIM SERIES FUND, INC.


Maxim Money Market Portfolio                         Maxim INVESCO ADR Portfolio
Maxim Loomis Sayles Bond Portfolio                   Maxim T. Rowe Price Equity/Income Portfolio
Maxim U.S. Government Securities Portfolio           Maxim Ariel Small-Cap Value Portfolio
Maxim Ariel MidCap Value Portfolio                   Maxim MFS(R)Small-Cap Growth Portfolio
Maxim T. Rowe Price MidCap Growth Portfolio          Maxim Loomis Sayles Small-Cap Value Portfolio
Maxim Aggressive Profile I Portfolio                 Maxim Moderately Aggressive Profile I Portfolio
Maxim Moderate Profile I Portfolio                   Maxim Moderately Conservative Profile I Portfolio
Maxim Conservative Profile I Portfolio

                               (the "Portfolios")
                                ----------------
                             8515 East Orchard Road
                           Greenwood Village, CO 80111
                                 (800) -537-2033



This Prospectus describes fifteen portfolios of Maxim Series Fund, Inc. ("the Fund"), ten of which are "Equity Portfolios," and five of which are "Debt Portfolios" (including the Money Market Portfolio). GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), serves as investment adviser to each of the Portfolios. Several of the Portfolios are managed on a day-to-day basis by "Sub-Advisers" hired by MCM.

Each Portfolio is a series of the Maxim Series Fund, Inc. (the "Fund"). Each Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.

The Fund is available only as an investment option for certain variable annuity contracts, variable life insurance policies and certain qualified retirement plans. Therefore you cannot purchase shares of the Portfolios directly; rather you must own a variable insurance contract or participate in a qualified retirement plan that makes one or more of the Portfolios available for investment.

This Prospectus contains important information about each Portfolio that you should consider before investing. Please read it carefully and save it for future reference.


This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.



                 The Securities and Exchange Commission has not
               approved or disapproved these securities or passed
                upon the accuracy or adequacy of this Prospectus.
            Any representation to the contrary is a criminal offense.



                 The date of this Prospectus is April 30, 2004.

The Portfolios at a Glance.............................................3
         Maxim Money Market Portfolio..................................3
         Maxim Bond Portfolios.........................................5
         Maxim Small-Cap Portfolios....................................8
         Maxim MidCap Portfolios......................................14
         Maxim Foreign Equity Portfolios..............................18
         Maxim Domestic Equity Portfolios.............................20
         Maxim Profile Portfolios.....................................22

Fees and Expenses.....................................................29

Examples..............................................................30
..........
More Information About the Portfolios.................................31
         The Equity Portfolios........................................31
         The Debt Portfolios..........................................32
         The Money Market Portfolio...................................33

Other Investment Practices............................................34

Management of the Portfolios..........................................35

Important Information About Your Investment...........................38

Financial Highlights..................................................40

Additional Information................................................56

                           THE PORTFOLIOS AT A GLANCE

The following information about each Portfolio is only a summary of important information you should know. More detailed information about the Portfolios' investment strategies and risks is included elsewhere in this Prospectus. Please read this prospectus carefully before investing in any of the Portfolios.

THE MAXIM MONEY MARKET PORTFOLIO

The investment objective for this Portfolio is to:

o Seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal investment strategies.  This Portfolio will:

o Invest in short-term securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.

o Invest in high-quality, short-term debt securities. These securities will have a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody's Investor Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") (or unrated securities of comparable quality).

o    Invest in securities which are only denominated in U.S. dollars.

The principal investment risks for this Portfolio include:

Possible loss of money
o You should know that an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible your shares could be worth less than $1.00 per share when you sell them. For example, the Portfolio could lose money if a security purchased by the Portfolio is downgraded and the Portfolio must sell the security at less than the cost of the security.

Interest rate risk
o The market value of a money market instrument is affected by changes in interest rates. Generally, the longer the maturity of a security, the greater is interest rate risk. When interest rates rise, the market value of money market instruments declines and when interest rates decline, market value rises. When interest rates rise, money market instruments which can be purchased by the Portfolio will have higher yields.

Credit Risk
o A money market instrument's value can be affected by changes in its credit quality rating or its issuer's financial conditions. An issuer may default on its obligation to pay principal and/or interest, potentially reducing the Portfolio's income level and share price. While the risk of default is generally considered remote for any securities guaranteed by the U.S. Government, not all the Portfolio's securities carry this guarantee; some are guaranteed only by the agency or instrumentality that issues them and corporate debt securities carry no guarantee. Also, any guarantees on securities the Portfolio owns do not extend to shares of the Portfolio itself.

Other Risks
o When the Portfolio is extensively invested in securities with high credit quality such as instruments issued by the U.S. Government or its agencies, its yield may be lower than the yield would be if the Portfolio were more extensively invested in other types of money market instruments.


Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

[OBJECT OMITTED]
1994     3.80%
1995     5.62%
1996     5.04%
1997     5.24%
1998     5.15%
1999     4.81%
2000     6.07%
2001     3.80%
2002     1.40%
2003     0.73%

During the periods shown in the chart for the Maxim Money Market Portfolio, the highest return for a quarter was 1.55% (quarter ending September, 2000) and the lowest return for a quarter was 0.16% (quarter ending September, 2003).

The average annual total return for the one year, five years and ten years for the period ended December 31, 2003:

                                    One Year      Five Years        Ten Years
Maxim Money Market Portfolio        0.73%          3.34%              4.15%

The inception date for the Maxim Money Market Portfolio was February 25, 1982.

Yield
Yield and effective yield will fluctuate and may not provide a basis for comparison with bank deposits, other mutual funds or other investments which are insured or pay a fixed yield for a stated period of time. Yields are based on past results and are not an indication of future performance. The yield figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

As of December 31, 2003, the Money Market Portfolio's 7-day yield and its effective yield were:

                                           7-Day Yield          Effective Yield
Maxim Money Market Portfolio                     0.59%               0.62%

MAXIM BOND PORTFOLIOS

Maxim U.S. Government Securities Portfolio

The investment objective of this Portfolio is to:

o Seek the highest level of return consistent with preservation of capital and substantial credit protection.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

o Focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.

o Invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

o Invest in U.S. Treasury bills, notes or bonds or in certificates (which are fully backed by the U.S. Government) representing individual interests in pools of these types of U.S. Treasury securities.

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions. o An issuer may default on its obligation to pay principal and/or interest.

Prepayment Risk
o When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Liquidity Risk
o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1994     -3.20%
1995     16.09%
1996     3.92%
1997     8.51%
1998     7.24%
1999     0.30%
2000     10.58%
2001     7.07%
2002     9.81%
2003     2.57%

During the periods shown in the chart for the Maxim U.S. Government Securities Portfolio, the highest return for a quarter was 5.20% (quarter ending June, 1995) and the lowest return for a quarter was -2.70% (quarter ending March,
1994).

The average annual total return for one year, five years, and ten years for the period ended December 31, 2003:

                                  One Year        Five Years      Ten Years
Maxim U.S. Government             2.57%           5.99%           6.16%
Securities Portfolio
Lehman Aggregate Bond Index       4.10%           6.62%           6.95%

The inception date for the Maxim U.S. Government Securities Portfolio was April 8, 1985.

The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.


Maxim Loomis Sayles Bond Portfolio (Sub-Adviser: Loomis, Sayles & Company, L.P.)

The investment objective of this Portfolio is to:

o Seek high total investment return through a combination of current income and capital appreciation.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities.

o Focus on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the Portfolio, and maximum total return potential.

o Invest up to 20% in preferred stock and convertible preferred stock.

o Invest up to 20% of its total assets in foreign securities; however, securities of Canadian issuers and securities issued by supranational agencies (e.g., the World Bank) are not subject to this 20% limitation.

o Invest up to 35% of its total assets in securities of below investment grade quality ("high yield/high risk" or "junk") bonds.

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.
o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions. o An issuer may default on its obligation to pay principal and/or interest.
o High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Preferred Stock Risk
o Preferred stocks are subject to interest rate risk and credit risk. The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates. In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Liquidity Risk
o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1995     30.19%
1996     10.35%
1997     12.70%
1998     3.43%
1999     4.87%
2000     4.60%
2001     2.57%
2002     11.08%
2003     30.10%


During the periods shown in the chart for the Maxim Loomis Sayles Bond Portfolio, the highest return for a quarter was 10.56% (quarter ending June, 2003) and the lowest return for a quarter was -5.01% (quarter ending September,
1998).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                             One Year           Five Years       Since Inception
Maxim Loomis Sayles Bond Portfolio            30.10%              10.21%             11.38%
Merrill Lynch Intermediate                     4.54%               6.63%              8.15%
Government/Credit Index

The inception date for the Maxim Loomis Sayles Bond Portfolio was November 1, 1994.

The Merrill Lynch Intermediate Government/Credit Index is comprised of U.S. Government issued bonds and investment-grade or better, dollar-denominated, publicly-issued corporate bonds with 1-10 years remaining until maturity.


MAXIM SMALL-CAP PORTFOLIOS

Maxim Ariel Small-Cap Value Portfolio  (Sub-Adviser:  Ariel Capital  Management,
LLC)

The investment objective of this Portfolio is to:

o    Seek long-term capital appreciation.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the small ($1.5 billion and below) or medium/small ($1.5 billion to $3.82 billion) capitalization quintiles of the Russell 3000 Index at the time of purchase.

o Emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio also currently observes the following operating policies:

o Actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with a poor environmental record.

o Not investing in issuers primarily engaged in the manufacture of tobacco, handguns, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

The principal investment risks for this Portfolio include:

Small Company Risk
o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk
o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1994     -2.78%
1995     15.51%
1996     17.94%
1997     27.86%
1998     8.28%
1999     -5.80%
2000     26.65%
2001     15.66%
2002     -6.27%
2003     29.24%

During the periods shown in the chart for the Maxim Ariel Small-Cap Value Portfolio, the highest return for a quarter was 20.41% (quarter ending December, 1998) and the lowest return for a quarter was -15.76% (quarter ending September,
1998).

The average annual total return for one year, five and ten years for the period ended December 31, 2003:

                                                 One Year              Five Years             Ten Years
Maxim Ariel Small-Cap Value Portfolio             29.24%                 10.82%                11.86%
Russell 2000 Index                                47.25%                 7.13%                  9.47%

The inception date for the Maxim Ariel Small-Cap Value Portfolio was December 1, 1993.

The Russell 2000 Index is a list compiled by the Frank Russell Company that is a measure of the bottom two-thirds of the top 3000 market-capitalized, publicly traded, domestic common stocks.


Maxim Loomis Sayles Small-Cap Value Portfolio (Sub-Adviser: Loomis, Sayles & Company, L.P.)

The investment objective of this Portfolio is to:

o    Seek long-term capital growth.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of the 2000 smallest U.S. companies in the Russell 3000 Index ($1.6 million to $x2.8 billion as of December 31, 2003).

o Seek to build a core small-cap portfolio of common stocks of solid companies that the sub-adviser believes are under-valued in the market.

o Seek companies that have experienced business problems but which are believed to have favorable prospects for recovery.

o Invest the remainder of its available net assets in securities of companies with market capitalizations outside of the Russell 2000 Index market capitalization range.

The principal investment risks for this Portfolio include:

Small Company Risk
o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk
o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1995     29.96%
1996     30.09%
1997     24.50%
1998     -2.28%
1999     -0.43%
2000     23.74%
2001     14.36%
2002     -14.49%
2003     34.28%

During the periods shown in the chart for the Maxim Loomis Sayles Small-Cap Value Portfolio, the highest return for a quarter was 17.88% (quarter ending June, 2003) and the lowest return for a quarter was -19.41% (quarter ending September, 2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                                One Year           Five Years        Since Inception
Maxim Loomis Sayles Small-Cap Value
Portfolio                                        34.28%              10.10%              13.70%
Russell 2000 Index                               47.25%               7.13%              10.45%

The inception date for the Maxim Loomis Sayles Small-Cap Value Portfolio was November 1, 1994.

The Russell 2000 Index is a list compiled by the Frank Russell Company that is a measure of the bottom two-thirds of the top 3000 market-capitalized, publicly traded, domestic common stocks.


Maxim MFS(R) Small-Cap Growth Portfolio (Sub-Adviser: Massachusetts Financial Services Company, "MFS")

The investment objective of this Portfolio is to:

o    Seek long-term capital growth.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or below at the time of purchase.

o When consistent with the Portfolio's investment objectives and investment strategies, the Portfolio will invest up to 20% in equity securities of companies with market capitalizations in excess of $2.5 billion.

o Identify companies believed to have favorable opportunities for capital appreciation within their industry grouping and invest in these companies when they:
     o  are determined to be in the developing stages of their life cycle, and
     o have demonstrated, or are expected to achieve, long-term earnings growth.

o Invest up to 25% of its total assets in foreign securities; however, securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this 25% limitation.

The principal investment risks for this Portfolio include:

Small Company Risk
o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Growth Stock Risk
o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Sector Risk
o Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio's holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A Portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Over-the-Counter Risk
o Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Portfolio Turnover Risk
o The portfolio turnover rate for this Portfolio in 2003 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Short Sales Risk
o The Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because the Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss is unlimited.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1995     31.80%
1996     26.73%
1997     18.70%
1998     17.62%
1999     80.78%
2000     -12.38%
2001     -22.85%
2002     -30.95%
2003     30.95%

During the periods shown in the chart for the Maxim MFS(R) Small-Cap Growth Portfolio, the highest return for a quarter was 50.98% (quarter ending December, 1999) and the lowest return for a quarter was -28.51% (quarter ending September,
2001).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                            One Year             Five Years          Since Inception
Maxim MFS(R)Small-Cap Growth Portfolio        30.95%                 2.02%                 10.98%
Russell 2000 Index                            47.25%                 7.13%                 10.45%

The inception date for the Maxim MFS(R) Small-Cap Growth Portfolio was November 1, 1994.

The Russell 2000 Index is list compiled by the Frank Russell Company that is a measure of the bottom two-thirds of the top 3000 market-capitalized, publicly traded, domestic common stocks.

MAXIM MIDCAP PORTFOLIOS

Maxim T. Rowe Price MidCap Growth Portfolio (Sub-Adviser: T. Rowe Price Associates, Inc.)


The investment objective of this Portfolio is to:

o Seek long-term capital appreciation.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in either the Standard & Poor's 400 MidCap Index or the Russell MidCap Growth Index (approximately $594 million to $18.5 billion as of January 31, 2004). The Portfolio has the flexibility to purchase some larger and smaller companies that have qualities consistent with its core characteristics and may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-cap companies. The market capitalization of the companies in the Portfolio, the S&P MidCap 400 Index, and the Russell MidCap Growth Index will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index ranges.

o Emphasize companies whose earnings are expected to grow at a faster rate than the average mid-cap company. Stock selection is based on a combination of fundamental bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. Proprietary quantitative models are used to identify, measure and evaluate the characteristics of companies in the mid-cap growth sector that can influence stock returns. In addition, stocks will be selected by using the Sub-Adviser's fundamental research, which encompasses both qualitative and quantitative analysis. The Portfolio will be broadly diversified, and this helps to mitigate the downside risk attributable to any single poorly-performing security.

o    Select stocks using a growth approach and invest in companies that:
     o offer proven products or services; o have a historical record of above-average earnings growth;
     o demonstrate potential for sustained earnings growth;
     o operate in industries experiencing increasing demand; or
     o are believed to be undervalued in the market place.

o    Invest up to 25% of its total assets in foreign securities.

o In pursuing its investment objective, the Portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

o While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Portfolio objectives. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The principal investment risks for this Portfolio include:

Mid-Cap Company Risk
o The stocks of medium sized companies often involve more risk and volatility than those of larger companies.

Growth Stock Risk
o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Derivative Risk
o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.
o In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1998     22.23%
1999     24.60%
2000     7.34%
2001     -1.12%
2002     -21.98%
2003     37.81%

During the periods shown in the chart for the Maxim T. Rowe Price MidCap Growth Portfolio, the highest return for a quarter was 26.91% (quarter ending December, 1998) and the lowest return for a quarter was -19.43% (quarter ending September,
2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                                     One Year           Five Years         Since Inception
Maxim T. Rowe Price MidCap Growth Portfolio           37.81%               7.30%               10.62%
S&P MidCap 400 Index                                  35.62%               9.21%               12.62%

The inception date for the Maxim T. Rowe Price MidCap Growth Portfolio was July 1, 1997.

The S&P MidCap 400 Index is comprised of 400 stocks representing the middle tier of stock market capitalization companies compiled by the Standard & Poor's Corporation of companies having a weighted market capitalization averaging $3.4 billion.


Maxim Ariel MidCap Value Portfolio (Sub-Adviser: Ariel Capital Management, LLC)

The investment objective of this Portfolio is to:

o    Seek long-term capital appreciation.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small ($1.5 billion to $3.28 billion) medium ($3.82 billion to $11.75 billion) or medium/large ($11.75 billion to $46.36 billion) capitalization quintiles of the Russell 3000 Index at the time of purchase.

o Emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio also currently observes the following operating policies:

o Actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with a poor environmental record.

o Not investing in issuers primarily engaged in the manufacture of tobacco, handguns, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

The principal investment risks for this Portfolio include:

Mid-Cap Company Risk
o The stocks of medium sized companies often involve more risk and volatility than those of larger companies.

Value Stock Risk
o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1994     10.86%
1995     26.50%
1996     5.96%
1997     12.95%
1998     33.77%
1999     0.26%
2000     18.69%
2001     18.20%
2002     -10.77%
2003     29.57%

During the periods shown in the chart for the Maxim Ariel MidCap Value Portfolio, the highest return for a quarter was 34.61% (quarter ending December, 1998) and the lowest return for a quarter was -16.21% (quarter ending September,
2002).

The average annual total return for one year, five and ten years for the period ended December 31, 2003:

                                                  One Year          Five Years       Ten Years
Maxim Ariel MidCap Value Portfolio                 29.57%             10.21%           13.82%
Russell MidCap Index                               40.06%             7.23%            12.18%

The inception date for the Maxim Ariel MidCap Value Portfolio was January 3,
1994.

The Russell MidCap Index represents the bottom 800 companies from the Russell 1000 Index, a list compiled by the Frank Russell Company of the top 1000 U.S. companies by market capitalization. The bottom 800 companies represent approximately 35% of the total market capitalization value of the Russell 1000.

MAXIM FOREIGN EQUITY PORTFOLIOS

Maxim INVESCO ADR Portfolio (Sub-Adviser: INVESCO Global Asset Management (N.A.), Inc.)

The investment objective of this Portfolio is to:

o Seek high total return through capital appreciation and current income, while reducing risk through diversification.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission ("SEC") and traded in the U.S.

o Select stocks in the Portfolio from approximately 2,200 large and medium-sized capitalization foreign companies.

o Analyze potential investments through computer analysis which compares current stock price to measures such as:
     o book value,
     o historical return on equity,
     o company's ability to reinvest capital,
     o dividends, and
     o dividend growth.

The principal investment risks for this Portfolio include:

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1995     15.48%
1996     21.17%
1997     12.08%
1998     10.64%
1999     22.67%
2000     -10.16%
2001     -16.50%
2002     -13.16%
2003     31.30%

During the periods shown in the chart for the Maxim INVESCO ADR Portfolio, the highest return for a quarter was 21.53% (quarter ending December, 1999) and the lowest return for a quarter was -20.18% (quarter ending September, 2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                                One Year           Five Years       Since Inception
Maxim INVESCO ADR Portfolio                      31.30%               0.97%              6.62%
MSCI EAFE Index                                  39.17%               0.26%              3.83%

The inception date for the Maxim INVESCO ADR Portfolio was November 1, 1994.

The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

MAXIM DOMESTIC EQUITY PORTFOLIOS

Maxim T. Rowe Price Equity/Income Portfolio (Sub-Adviser: T. Rowe Price Associates, Inc.)

The investment objective of this Portfolio is to:

o    Seek substantial dividend income and also long-term capital appreciation.

Principal investment strategies.   This  Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

o Emphasize companies with favorable prospects for increasing dividend income and, secondarily, capital appreciation.

o    Invest in companies which have some of the following characteristics:
     o established operating histories o above-average current dividend yields relative to Standard & Poor's 500 Stock Index
     o sound balance sheets and other financial characteristics
     o low price/earnings ratio relative to the S&P 500 Index
     o low stock price relative to a company's underlying value as measured by assets, earnings, cash flow or business franchises.

o    Invest up to 25% of its total assets in foreign securities.

o In pursuing its investment objective, the Portfolio's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

o While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Portfolio objectives. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The principal investment risks for this Portfolio include:

Value Stock Risk
o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Derivative Risk
o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.
o In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1995     33.42%
1996     19.39%
1997     28.82%
1998     8.93%
1999     3.39%
2000     12.90%
2001     1.66%
2002     -13.06%
2003     25.64%

During the periods shown in the chart for the Maxim T. Rowe Price Equity/Income Portfolio, the highest return for a quarter was 16.85% (quarter ending June, 2003) and the lowest return for a quarter was -17.30% (quarter ending September,
2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                                        One Year     Five Years   Since Inception
Maxim T. Rowe Price Equity/Income Portfolio              25.64%        5.33%           12.14%
S&P 500 Index                                            28.68%        -0.57%          11.70%

The inception date for the Maxim T. Rowe Price Equity/Income Portfolio was November 1, 1994.

The S&P 500 Index is comprised of the stocks that make up the S&P 500 and trade on the NYSE, the AMEX, or the NASDAQ over-the-counter market. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States.

MAXIM PROFILE PORTFOLIOS

There are five separate Maxim Profile I Portfolios (collectively, the "Profile Portfolios"). Each Profile Portfolio provides an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance, investment horizon and personal objectives. Each Profile Portfolio pursues its investment objective by investing exclusively in other mutual funds (the "Underlying Portfolios"), including mutual funds that are not affiliated with Maxim Series Fund.

The investment objective for each Profile Portfolio is to:

Aggressive Profile
o Seek long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments.

Moderately Aggressive Profile
o Seek long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments, and to a lesser degree, in Underlying Portfolios that emphasize fixed income investments.

Moderate Profile
o Seek long-term capital appreciation primarily through investments in Underlying Portfolios with a relatively equal emphasis on equity and fixed income investments.

Moderately Conservative Profile
o Seek capital appreciation primarily through investments in Underlying Portfolios that emphasize fixed income investments, and to a lesser degree, in Underlying Portfolios that emphasize equity investments.

Conservative Profile
o Seek capital preservation primarily through investments in Underlying Portfolios that emphasize fixed income investments.

The principal investment strategies for each Profile Portfolio are to:

o Invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizons and personal objectives.

Following is an illustration of each Profile Portfolio according to its emphasis on income, growth of capital and risk of principal:

Profile Portfolio                   Income                    Growth of Capital         Risk of Principal
-----------------                   --------                  ------------------        -----------------
Aggressive Profile                  Low                       High                      High
Moderately Aggressive Profile       Low                       High to Medium            High
Moderate Profile                    Medium                    Medium to High            Medium
Moderately Conservative Profile     Medium to High            Low to Medium             Medium
Conservative Profile                High                      Low                       Low

o Maintain different allocations of equity and fixed income Underlying Portfolios with varying degrees of potential investment risk and reward.

o Select asset allocations and Underlying Portfolios to provide investors with five diversified, distinct options that meet a wide array of investor needs.

o Automatically rebalance each Profile Portfolio's holdings of Underlying Portfolios quarterly to maintain the appropriate asset allocation as well as the appropriate selection of Underlying Portfolios. Rebalancing generally occurs on the 20th of February, May, August and November (unless that day is not a business day in which case rebalancing will be effected on the next business day after the 20th). Rebalancing involves selling shares of one Underlying Portfolio and purchasing shares of another Underlying Portfolio.

The following chart describes the asset allocation ranges for each Profile
Portfolio:

======= ======================== ================= ================ ============= =============== ===============
        Asset Class              Conservative      Moderately       Moderate      Moderately      Aggressive
                                                   Conservative                   Aggressive
        ------------------------ ----------------- ---------------- ------------- --------------- ---------------
  E     International            0-15%             0-30%            0-30%         5-35%           10-40%

  Q
        ------------------------ ----------------- ---------------- ------------- --------------- ---------------
  U     Small-Cap                0-15%             0-15%            0-25%         0-25%           5-35%

  I
        ------------------------ ----------------- ---------------- ------------- --------------- ---------------
  T     MidCap                   0-15%             0-25%            0-30%         5-35%           15-45%
        ------------------------ ----------------- ---------------- ------------- --------------- ---------------
  Y     Large-Cap                10-40%            10-40%           15-45%        20-50%          10-40%
-------
        ------------------------ ----------------- ---------------- ------------- --------------- ---------------
  D     Bond                     30-50%            20-40%           5-25%         5-25%           0-10%

  E
        ------------------------ ----------------- ---------------- ------------- --------------- ---------------
  B     Short-Term Bond          25-45%            10-30%           5-25%         0-10%           0-10%

  T
======= ======================== ================= ================ ============= =============== ===============

MCM, the investment adviser, uses a proprietary investment process for selecting the Underlying Portfolios in which the Profile Portfolios invest. In accordance with its investment process, MCM may add new Underlying Portfolios or replace existing Underlying Portfolios. Changes in Underlying Portfolios, if deemed necessary by MCM, will only be made on a rebalancing date. Before each rebalancing date, MCM reviews the current Underlying Portfolios to determine if they continue to be appropriate in light of the objectives of the Profile Portfolios and researches and analyzes a myriad of mutual funds within each asset category to determine whether they would be suitable investments for the Profile Portfolios. MCM examines various factors relating to existing and potential Underlying Portfolios including performance records over various time periods, Morningstar ratings, fees and expenses, asset size and managerial style.

Each Profile Portfolio may invest 0% to 100% of its assets in Underlying Portfolios that are advised by MCM.

The Profile Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A (the "GWL&A Contract"); short-term "government securities," as defined in Section 2(a)(16) of the 1940 Act; and other liquid, short-term, high-quality, fixed income investments which are only denominated in U.S. dollars in the percentages described in the chart above for the short-term bond category. The GWL&A Contract has a stable principal value and will pay each Profile Portfolio holding a GWL&A Contract a fixed rate of interest. GWL&A will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). Because of the guaranteed nature of the contract, the Profile Portfolios holding a GWL&A Contract will not directly participate in the actual experience of the assets underlying the GWL&A Contract. Although under certain market conditions a Profile Portfolio's performance may be adversely affected by its investment in the GWL&A Contract, MCM believes that the stable nature of the GWL&A Contract should reduce a Profile Portfolio's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

In order to give you a better understanding of the types of Underlying Portfolios that fall within a particular asset category, the table below lists some Underlying Portfolios, divided by asset category, in which the Profile Portfolios may invest. While the Profile Portfolios may invest in these Underlying Portfolios, the table is not intended to be a comprehensive listing of all Underlying Portfolios available for investment and is included only as an example. The Underlying Portfolios listed in the table are advised by MCM. The Profile Portfolios may also invest in Underlying Portfolios that are not advised by MCM.

Short-Term Bond                                      Mid-Cap Equity
oMaxim Short Duration Bond Portfolio                 oMaxim Ariel MidCap Value Portfolio
oGWL&A Contract                                      oMaxim T. Rowe Price MidCap Growth Portfolio

International Equity                                 Small-Cap Equity
oMaxim Templeton(R) International Equity Portfolio   oMaxim Ariel Small-Cap Value Portfolio
oMaxim INVESCO ADR Portfolio                         oMaxim Index 600 Portfolio
oMaxim MFS(R) International Growth Portfolio         oMaxim Loomis Sayles Small-Cap Value Portfolio
                                                     oMaxim MFS(R) Small-Cap Growth Portfolio

Large-Cap Equity                                     Bond
oMaxim Value Index Portfolio                         oMaxim Bond Index Portfolio
oMaxim Stock Index Portfolio                         oMaxim Loomis Sayles Bond Portfolio
oMaxim Growth Index Portfolio                        oMaxim U.S. Government Mortgage Securities Portfolio
oMaxim T. Rowe Price Equity/Income Portfolio         oMaxim Global Bond Portfolio
oMaxim Janus Large Cap Growth Portfolio              oMaxim Federated Bond Portfolio
oMaxim S&P 500 Index(R)Portfolio                     oMaxim Janus High Yield Bond Portfolio

The principal investment risks for the Profile Portfolios include:

Risks Associated with Underlying Portfolios
o Since each Profile Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Profile Portfolios which invest in them.

o Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Profile Portfolios invested in them. As a result, over the long-term the Profile Portfolios' ability to meet their investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

o For the Aggressive, Moderately Aggressive and Moderate Profile Portfolios, the primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with debt securities.

o For the Moderately Conservative and Conservative Profile Portfolios, the primary risks are the same as those associated with debt securities. Secondary risks are the same as those associated with equity securities.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Non-Diversification Risk
o The Profile Portfolios are classified as non-diversified which means a relatively high percentage of their assets may be invested in securities of a limited number of Underlying Funds including funds primarily within the same industry or economic sector. As a result, a Profile Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

In addition, investors should be aware that in addition to fees directly associated with a Profile Portfolio, they will also indirectly bear the fees of the Underlying Portfolios.

Portfolio Performance Data for the Profile Portfolios
The bar charts and tables below provide an indication of the risk of investment in the Profile Portfolios' by showing changes in the Portfolios' performance in each full calendar year since inception and comparing their average annual total returns to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of each Profile Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Each Profile I Portfolio compares its return to the Wilshire 5000 Index plus at least one other index such as the Lehman Aggregate Bond Index or the MSCI EAFE Index. Year-by-Year

Maxim Aggressive Profile I Portfolio
[OBJECT OMITTED]

1998     14.84%
1999     21.83%
2000     -6.82%
2001     -5.75%
2002     -17.62%
2003     30.57%

During the periods shown in the chart for the Maxim Aggressive Profile I Portfolio, the highest return for a quarter was 21.85% (quarter ending December, 1998) and the lowest return for a quarter was -18.38% (quarter ending September,
2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                                One Year            Five Years       Since Inception
Maxim Aggressive Profile I Portfolio             30.57%                2.85%              5.05%
Wilshire 5000 Index                              31.64%                0.42%              4.34%
MSCI EAFE Index                                  39.17%                0.26%              2.28%

The inception date for the Maxim Aggressive Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim Moderately Aggressive Profile I Portfolio
[OBJECT OMITTED]
1998     12.54%
1999     22.05%
2000     -4.34%
2001     -4.64%
2002     -12.03%
2003     23.94%

During the periods shown in the chart for the Maxim Moderately Aggressive I Profile Portfolio, the highest return for a quarter was 17.35% (quarter ending December, 1998) and the lowest return for a quarter was -13.70% (quarter ending September, 1998).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                                One Year            Five Years       Since Inception
Maxim Moderately Aggressive Profile I
Portfolio                                        23.94%                3.95%              5.65%
Wilshire 5000 Index                              31.64%                0.42%              4.34%
MSCI EAFE Index                                  39.17%                0.26%              2.28%
Lehman Aggregate Bond Index                       4.10%                6.62%              7.29%

The inception date for the Maxim Moderately Aggressive Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim Moderate Profile I Portfolio
[OBJECT OMITTED]
1998     11.41%
1999     16.43%
2000     -1.38%
2001     -2.74%
2002     -8.52%
2003     20.19%

During the periods shown in the chart for the Maxim Moderate Profile I Portfolio, the highest return for a quarter was 13.87% (quarter ending December, 1998) and the lowest return for a quarter was -10.76% (quarter ending September,
1998).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                                One Year            Five Years       Since Inception
Maxim Moderate Profile I Portfolio               20.19%                4.19%              5.51%
Wilshire 5000 Index                              31.64%                0.42%              4.34%
MSCI EAFE Index                                  39.17%                0.26%              2.28%
Lehman Aggregate Bond Index                       4.10%                6.62%              7.29%
Lehman 1-3 Year Credit Index                      4.67%                6.54%              6.62%

The inception date for the Maxim Moderate Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Moderately Conservative Profile I Portfolio
[OBJECT OMITTED]

1998     9.75%
1999     8.34%
2000     -0.12%
2001     -0.66%
2002     -5.31%
2003     16.49%

During the periods shown in the chart for the Maxim Moderately Conservative Profile I Portfolio, the highest return for a quarter was 9.13% (quarter ending December, 1998) and the lowest return for a quarter was -7.10% (quarter ending September, 2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                              One Year         Five Years       Since Inception
Maxim Moderately Conservative Profile I
Portfolio                                      16.49%            3.47%               4.63%
Wilshire 5000 Index                            31.64%            0.42%               4.34%
MSCI EAFE Index                                39.17%            0.26%               2.28%
Lehman Aggregate Bond Index                    4.10%             6.62%               7.29%
Lehman 1-3 Year Credit Index                   4.67%             6.54%               6.62%

The inception date for the Maxim Moderately Conservative Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.


Maxim Conservative Profile I Portfolio
[OBJECT OMITTED]
1998     8.25%
1999     4.86%
2000     5.86%
2001     2.91%
2002     -0.69%
2003     11.33%

During the periods shown in the chart for the Maxim Conservative Profile I Portfolio, the highest return for a quarter was 5.42% (quarter ending June, 2003) and the lowest return for a quarter was -2.51% (quarter ending September,
2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                              One Year         Five Years       Since Inception
Maxim Conservative Profile I Portfolio
                                               11.33%            4.78%               5.65%
Wilshire 5000 Index                            31.64%            0.42%               4.34%
Lehman Aggregate Bond Index                    4.10%             6.62%               7.29%
Lehman 1-3 Year Credit Index                   4.67%             6.54%               6.62%
MSCI EAFE Index                                39.17%            0.26%               2.28%

The inception date for the Maxim Conservative Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The MSCI EAFE Index was added as a comparison index to address the international equity asset allocation, if any to this Portfolio.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.1,2

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)

------------------------------ --------------- --------------- --------------- ---------------- ---------------
                                   Maxim         Maxim U.S.     Maxim Loomis     Maxim Ariel     Maxim Loomis
                                   Money           Gov't.       Sayles Bond    Small-Cap Value      Sayles
                                   Market        Securities                                       Small-Cap
                                                                                                    Value
------------------------------ --------------- --------------- --------------- ---------------- ---------------
------------------------------ --------------- --------------- --------------- ---------------- ---------------
Management Fees                    0.46%           0.60%           0.90%            1.00%           1.00%
------------------------------ --------------- --------------- --------------- ---------------- ---------------
------------------------------ --------------- --------------- --------------- ---------------- ---------------
Distribution (12b-1) Fees           NONE            NONE            NONE            NONE             NONE
------------------------------ --------------- --------------- --------------- ---------------- ---------------
------------------------------ --------------- --------------- --------------- ---------------- ---------------
Other Expenses                     0.00%           0.00%           0.00%            0.04%           0.10%
------------------------------ --------------- --------------- --------------- ---------------- ---------------
------------------------------ --------------- --------------- --------------- ---------------- ---------------
Total Annual Portfolio
Operating Expenses                 0.46%           0.60%           0.90%           1. 04%           1.10%
------------------------------ --------------- --------------- --------------- ---------------- ---------------

------------------------------ ---------------- --------------- ---------------- --------------- --------------
                                 Maxim MFS(R)   Maxim T. Rowe     Maxim Ariel    Maxim INVESCO     Maxim T.
                                  Small-Cap      Price MidCap    MidCap Value         ADR         Rowe Price
                                  Growth 3         Growth *                                         Equity/
                                                                                                    Income
------------------------------ ---------------- --------------- ---------------- --------------- --------------
------------------------------ ---------------- --------------- ---------------- --------------- --------------
Management Fees                     0.95%           1.00%            0.95%           1.00%           0.80%
------------------------------ ---------------- --------------- ---------------- --------------- --------------
------------------------------ ---------------- --------------- ---------------- --------------- --------------
Distribution (12b-1) Fees           NONE             NONE            NONE             NONE           NONE
------------------------------ ---------------- --------------- ---------------- --------------- --------------
------------------------------ ---------------- --------------- ---------------- --------------- --------------
Other Expenses                      0.10%           0.05%            0.05%           0.08%           0.03%
------------------------------ ---------------- --------------- ---------------- --------------- --------------
------------------------------ ---------------- --------------- ---------------- --------------- --------------
Total Annual Portfolio
Operating Expenses                  1.05%           1.05%            1.00%           1.08%           0.83%
------------------------------ ---------------- --------------- ---------------- --------------- --------------


------------------------------ ---------------- ----------------- -------------- --------------- --------------
                                    Maxim            Maxim            Maxim          Maxim           Maxim
                                 Aggressive        Moderately       Moderate       Moderately    Conservative
                                 Profile I4        Aggressive      Profile I4     Conservative    Profile I4
                                                   Profile I4                      Profile I4
------------------------------ ---------------- ----------------- -------------- --------------- --------------
------------------------------ ---------------- ----------------- -------------- --------------- --------------
Management Fees                     0.25%            0.25%            0.25%          0.25%           0.25%
------------------------------ ---------------- ----------------- -------------- --------------- --------------
------------------------------ ---------------- ----------------- -------------- --------------- --------------
Distribution (12b-1) Fees           NONE              NONE            NONE            NONE           NONE
------------------------------ ---------------- ----------------- -------------- --------------- --------------
------------------------------ ---------------- ----------------- -------------- --------------- --------------
Other Expenses                      0.00%            0.00%            0.00%          0.00%           0.00%
------------------------------ ---------------- ----------------- -------------- --------------- --------------
------------------------------ ---------------- ----------------- -------------- --------------- --------------
Total Annual Portfolio
Operating Expenses                  0.25%            0.25%            0.25%          0.25%           0.25%
------------------------------ ---------------- ----------------- -------------- --------------- --------------

1 Investors who purchase the Portfolios through variable insurance contracts will be subject to additional fees and charges at the contract level which are not disclosed in this Prospectus.

2 The expenses shown for all Portfolios are for the fiscal year ended December 31, 2003. Current or future expenses may be greater or less than those presented.

3 For the Maxim MFS(R) Small-Cap Growth Portfolio, "Other Expenses" were lower than the figure shown by 0.01% due to a voluntary waiver by MCM. MCM can terminate this voluntary waiver at any time.

4 Each Profile I Portfolio (collectively, "Profile Portfolios") will invest in shares of Underlying Portfolios. Therefore, each Profile Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Profile Portfolio will be reduced by the Underlying Portfolio's expenses. As of the date of this prospectus, the range of expenses expected to be incurred in connection with each Profile Portfolio's investments in Underlying Portfolios is: Maxim Aggressive Profile I - 0.83 % to 1.13%; Maxim Moderately Aggressive Profile I - 0.60% to 1.30%; Maxim Moderate Profile I - 0.60% to 1.30%; Maxim Moderately Conservative Profile I - 0.60% to 1.30%; Maxim Conservative Profile I - 0.60% to 1.30%. This information is provided as a weighted-average range of the expense ratios since the average assets of each Profile Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of a Profile Portfolio's assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios.

                                    Examples

These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio                                          1 Year         3 Years          5 Years         10 Years
Maxim Money Market                                 $47            $149             $261            $593
Maxim U.S. Government Securities                   $62            $194             $340            $774
Maxim Loomis Sayles Bond                           $92            $291             $510            $1,160
Maxim INVESCO ADR                                  $111           $349             $612            $1,392
Maxim T. Rowe Price Equity/Income                  $85            $268             $470            $1,070
Maxim Ariel MidCap Value                           $103           $323             $566            $1,289
Maxim T. Rowe Price MidCap Growth                  $109           $343             $600            $1,367
Maxim Ariel Small-Cap Value                        $107           $336             $589            $1,341
Maxim MFS(R)Small-Cap Growth                       $108           $339             $595            $1,354
Maxim Loomis Sayles Small-Cap Value                $113           $355             $623            $1,418
Maxim Aggressive Profile I                         $26            $81              $142            $322
Maxim Moderately Aggressive Profile I              $26            $81              $142            $322
Maxim Moderate Profile I                           $26            $81              $142            $322
Maxim Moderately Conservative Profile I            $26            $81              $142            $322
Maxim Conservative Profile I                       $26            $81              $142            $322

                      MORE INFORMATION ABOUT THE PORTFOLIOS

       -----------------------------------------------------------------
       Some of the Portfolios are managed by sub-advisers which manage other mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolios are not otherwise directly related to any other mutual funds. Consequently, the investment performance of other mutual funds and any similarly-named Portfolio may differ substantially.

       -----------------------------------------------------------------

Each Portfolio follows a distinct set of investment strategies. Ten Portfolios are considered to be "Equity Portfolios" because they invest primarily in equity securities (mostly common stocks). Five Portfolios (including the Money Market Portfolio) are considered to be "Debt Portfolios" because they invest primarily in debt securities (mostly bonds). All percentage limitations relating to the Portfolios' investment strategies are applied at the time a Portfolio acquires a security.

Equity Portfolios

Each of the Maxim Aggressive and Moderately Aggressive Profile I Portfolios will normally invest at least 65% of their assets in equity securities. Each of the other Equity Portfolios will normally invest at least 80% of their assets in equity securities. Therefore, as an investor in an Equity Portfolio, the return on your investment will be based primarily on the risks and rewards of equity securities. The Equity Portfolios include:

o Maxim Ariel Small-Cap Value Portfolio         o Maxim MFS(R) Small-Cap Growth Portfolio
o Maxim Loomis Sayles Small-Cap Value Portfolio o Maxim Ariel MidCap Value Portfolio
o Maxim T. Rowe Price MidCap Growth Portfolio   o Maxim INVESCO ADR Portfolio
o Maxim T. Rowe Price Equity/Income Portfolio   o Aggressive Profile I Portfolio
o Moderately Aggressive Profile I Portfolio     o Moderate Profile I Portfolio++

++ Please note that the Moderate Profile I Portfolio may invest in the short-term bond and bond categories up to a combined 50%. It is, therefore, important that an investor also review the discussion regarding "Debt Portfolios" below beginning on page 32.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company's profits (or losses). Common stocks also entitle the holder to share in any of the company's dividends. The value of a company's stock may fall as a result of factors which directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company's financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

The Equity Portfolios may invest in common stocks and other equity securities of U.S. and foreign companies, though only the Maxim INVESCO ADR Portfolio will pursue investments in foreign securities as a principal investment strategy. Equity investments in foreign companies present special risks and other considerations - these are discussed below under "Foreign Securities" on page 34.

The Equity Portfolios may invest in money market instruments and other types of debt securities, either as a cash reserve or for other appropriate reasons. Money market instruments are discussed below under "Money Market Instruments and Temporary Investments." Debt securities are discussed below under "Debt Portfolios." Each Portfolio may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under "Derivatives" on page 34. The Aggressive Profile I, Moderately Aggressive Profile I and Moderate Profile I Portfolios are considered "Equity Portfolios" because they invest primarily in Underlying Portfolios that emphasize equity investments. However, these Profile Portfolios invest in Underlying Portfolios that invest in debt securities and, therefore, to that extent are subject to the risks and rewards associated with debt securities. As well, to the extent an Underlying Portfolio invests in derivatives, a Profile Portfolio investing in that portfolio would also be exposed to the risks and rewards associated with derivative transactions.

Small and Medium Size Companies
Companies that are small or unseasoned (less then 3 years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. As well, the securities of small or unseasoned companies may not have wide marketability. This fact could cause a Portfolio to lose money if it needs to sell the securities when there are few interested buyers. Small or unseasoned companies also normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Finally, there may be less public information available about small or unseasoned companies. As a result, a Sub-Adviser when making a decision to purchase a security for a Portfolio may not be aware of some problems associated with the company issuing the security.

Debt Portfolios

Each of the Maxim Conservative and Moderately Conservative Profile I Portfolios will normally invest at least 65% of its assets in debt securities. Each of the other Debt Portfolios will normally invest at least 80% of its assets in debt securities. Therefore, as an investor in Debt Portfolios, the return on your investment will be based primarily on the risks and rewards of debt securities or bonds. Bonds include debt securities of all types excluding money market instruments. Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments. The Debt Portfolios include:

o  Maxim Loomis Sayles Bond Portfolio                o  Maxim U.S. Government Securities Portfolio
o  Moderately Conservative Profile I Portfolio++     o  Conservative Profile I Portfolio++
o  Maxim Money Market Portfolio

++ Please note that the Moderately Conservative and Conservative Profile I Portfolios may invest in the equity categories described above. It is, therefore, important that an investor also review the discussion regarding "Equity Portfolios" above beginning on page 31.

Bonds are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. In general, bond prices rise when interest rates fall, and vice versa. Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. This sensitivity to interest rates is also referred to as "interest rate risk."

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody's. "Credit risk" relates to the issuer's ability to make payments of principal and interest when due.

The lower a bond's quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories. Money market instruments are short-term debt securities of the highest investment grade quality. They are discussed separately below under "Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies."

Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value. The following Portfolios may invest in below investment grade debt securities: Maxim Loomis Sayles Bond, Maxim MFS(R) Small-Cap Growth, Maxim T. Rowe Price Equity/Income, Moderately Conservative Profile I and Conservative Profile I Portfolios.

The Debt Portfolios may invest in bonds of U.S. and foreign issuers. Investments in foreign securities present special risks and other considerations - these are discussed below under "Foreign Securities" on page 34.

While the Debt Portfolios intend to principally invest in bonds, they may make other types of investments. For example, some of the Debt Portfolios may invest a portion of their assets in equity securities. Equity securities are discussed above under "Equity Portfolios." Each of the Debt Portfolios may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under "Derivatives" on page 34.

Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies

The Maxim Money Market Portfolio invests exclusively in money market instruments as its investment strategy. Therefore, the value of your investment in the Maxim Money Market Portfolio will be determined exclusively by the rewards and risks relating to money market instruments.

Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers' acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

The U.S. Government guarantee of the securities owned by the Portfolio does not guarantee the net asset value of its shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

The manager of the Maxim Money Market Portfolio selects securities with a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody's Investor Services, Inc. or Standard & Poor's Corporation (or unrated securities of comparable quality).

Except as permitted under Rule 2a-7 of the 1940 Act, the Portfolio will not purchase a security if, as a result, more than 5% of its total assets would be invested in securities of a single issuer. Under Rule 2a-7, the 5% limit, among other things, does not apply to purchases of U.S. Government issued securities or securities subject to certain types of guarantees.

Temporary Investment Strategies
In addition to the Money Market Portfolio, the other Portfolios each may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM or the Portfolio's sub-adviser. Each non-Money Market Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM, or the Portfolio's sub-adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should a Portfolio take this action, it may not achieve its investment objective.

                           OTHER INVESTMENT PRACTICES

Foreign Securities

The Maxim INVESCO ADR Portfolio pursues investment in foreign securities as their principal investment strategy. Therefore, as an investor in this Portfolio, the return on your investment will be based substantially on the rewards and risks relating to foreign investment. However, many of the other Portfolios may, in a manner consistent with their respective investment objective and policies, invest in foreign securities. Accordingly, as an investor in these Portfolios, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments. Investments in foreign securities may cause a Portfolio to lose money when converting investments from foreign currencies into U.S. dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject a Portfolio to the adverse political or economic conditions of the foreign country. These risks increase in the case of "emerging market" countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay a Portfolio from selling its investments and taking money out of the country. In addition, foreign securities may not be as liquid as U.S. securities which could result in a Portfolio being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies.

As noted, the Maxim INVESCO ADR Portfolio has substantial exposure to foreign markets since the Portfolio invests primarily in securities of foreign issuers. The other Portfolios which may invest in foreign securities have some exposure to foreign markets. This exposure will be minimized to the extent these Portfolios invest primarily in securities of U.S. issuers.

ADRs are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. dollars and annual reports and shareholder literature printed in English.

Derivatives

Each Portfolio, other than the Maxim Money Market and Profile Portfolios, can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as "derivative" transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price. Derivatives may be used by the Portfolios to hedge investments or manage interest or currency-sensitive assets. The Portfolios which may enter into derivative transactions will do so only to protect the value of its investments and not for speculative purposes. Derivatives can, however, subject a Portfolio to various levels of risk. There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are "marked to market" daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer's demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks. If MCM or a sub-adviser judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Thus, it is possible for a Portfolio to lose more than its original investment in a derivatives transactions. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Other Risk Factors Associated with the Portfolios

As a mutual fund, each Portfolio is subject to market risk. The value of a Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

No Portfolio should be considered to be a complete investment program by itself. You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of any Portfolio.

A complete listing of the Portfolios' investment limitations and more detailed information about their investment practices are contained in the Statement of Additional Information.


                          MANAGEMENT OF THE PORTFOLIOS

MCM provides investment advisory, accounting and administrative services to the Fund. MCM's address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $9.7 billion. MCM and its affiliates have been providing investment management services since 1969.

The management fees paid to MCM for the last fiscal year are as follows:

                      Portfolio                                   Percentage of Average Net Assets
Maxim Money Market                                                             0.46%
Maxim U.S. Government Securities                                               0.60%
Maxim Loomis Sayles Bond                                                       0.90%
Maxim INVESCO ADR                                                              1.00%
Maxim T. Rowe Price Equity/Income                                              0.80%
Maxim Ariel MidCap Value                                                       0.95%
Maxim T. Rowe Price MidCap Growth                                              1.00%
Maxim Ariel Small-Cap Value                                                    1.00%
Maxim Loomis Sayles Small-Cap Value                                            1.00%
Maxim MFS(R)Small-Cap Growth                                                   0.95%
Maxim Aggressive Profile I                                                     0.25%
Maxim Moderately Aggressive Profile I                                          0.25%
Maxim Moderate Profile I                                                       0.25%
Maxim Moderately Conservative I                                                0.25%
Maxim Conservative Profile I                                                   0.25%

For those Portfolios that are "directly" advised by MCM (i.e., without the assistance of a sub-adviser), namely the Maxim Money Market, Maxim U.S. Government Securities and the Profile Portfolios, MCM uses teams of professionals to manage the assets of those Portfolios. Each Portfolio has a separate team and all of the members of the team are jointly and primarily responsible for the day-to-day management of their respective Portfolios. The teams meet regularly to review Portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a Portfolio as they see fit, guided by the Portfolio's investment objective and strategy.

Sub-Advisers

The Fund operates under a manager-of-managers structure under an order issued by the Securities and Exchange Commission ("SEC"). The current order permits MCM to hire or amend sub-advisory agreements without shareholder approval. This means MCM is responsible for monitoring each sub-adviser's performance through quantitative and qualitative analysis and will periodically report to the Board as to whether each sub-adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the applicable Portfolios all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in any sub-adviser or any proposed material change in a sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the applicable Portfolios with an information statement. With respect to a newly retained sub-adviser, or a change in a sub-advisory agreement, this information statement will be provided to shareholders of the applicable Portfolios a maximum of ninety (90) days after the addition of the new sub-adviser or the implementation of any material change in a sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act, of the Fund or MCM other than by reason of serving as a sub-adviser to one or more Portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the applicable Portfolio. Currently, there are no sub-advisers who are affiliated persons with MCM.

For those Portfolios for which MCM has entered into an agreement with a sub-adviser, the sub-adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell or hold any particular security. Each sub-adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of a Portfolio. MCM, in turn, pays sub-advisory fees to each sub-adviser for its services. The following sub-advisers provide services for the Portfolios indicated:

Massachusetts Financial Services Company                INVESCO Global Asset Management (N.A.)
Maxim MFS(R) Small-Cap Growth Portfolio                 Maxim INVESCO ADR Portfolio

Ariel Capital Management, LLC                           T. Rowe Price Associates, Inc.
Maxim Ariel MidCap Value Portfolio                      Maxim T. Rowe Price MidCap Growth Portfolio
Maxim Ariel Small-Cap Value Portfolio                   Maxim T. Rowe Price Equity/Income Portfolio

Loomis Sayles & Company, L.P
Maxim Looms Sayles Bond Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio

Following is additional information about each sub-adviser:

T. Rowe Price Associates, Inc. ("T. Rowe Price") is a Maryland corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

The Maxim T. Rowe Price Equity/Income Portfolio is managed by an Investment Advisory Committee chaired by Brian C. Rogers. The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. This investment committee also serves as the investment committee for the T. Rowe Price Equity Income Fund. Mr. Rogers, Chief Investment Officer of T. Rowe Price, has been the portfolio manager of the T. Rowe Price Equity Income Fund since its inception in 1985. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

The Maxim T. Rowe Price MidCap Growth Portfolio is managed by an Investment Advisory Committee co-chaired by Brian W.H. Berghuis and Donald J. Peters. Mr. Berghuis shares day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Berghuis has been the portfolio manager of the T. Rowe Price Mid-Cap Growth Fund since 1992. He has been managing investments since 1988 and joined T. Rowe Price in 1985. Donald J. Peters is co-chairman of the Portfolio's Investment Advisory Committee and shares day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Peters is a Vice President and equity portfolio manager of T. Rowe Price and is the portfolio manager of the T. Rowe Price Diversified Mid-Cap Growth Fund.

INVESCO Global Asset Management (N.A.), Inc. ("IGAM"), is a Delaware corporation and a wholly owned subsidiary of INVESCO. IGAM is registered as an Investment Adviser with the Securities and Exchange Commission. Its principal business address is 1315 Peachtree Street, N.E., Atlanta, Georgia 30309.

The day-to-day manager of the Maxim INVESCO ADR Portfolio is W. Lindsay Davidson, who also serves as portfolio manager for the INVESCO ADR International Equity Management Fund. Mr. Davidson has been with INVESCO PLC since 1984 and in 1989 he assumed responsibility for global and international portfolios. Mr. Davidson began his investment career in 1974 and previously worked for both insurance and reinsurance companies in England. He holds an M.A. (Honours) degree in Economics from Edinburgh University.

Ariel Capital Management, LLC (Ariel) is a privately held minority-owned money manager registered with the Securities and Exchange Commission as an investment adviser. It is a Delaware Limited Liability Corporation with its principal business address at 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601.

The day-to-day manager for the Maxim Ariel Small-Cap Value and Maxim Ariel MidCap Value Portfolios is John W. Rogers, Jr. - - B.A. in Economics, Princeton University. Mr. Rogers' business experience during the past five years is as Chairman and Chief Investment Officer, Ariel Capital Management and Portfolio Manager, Ariel Fund (formerly known as the Ariel Growth Fund), as well as Ariel Appreciation Fund..

Loomis, Sayles & Company, L.P. ("Loomis Sayles") is a Delaware limited partnership, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is One Financial Center, Boston, Massachusetts 02111.

The day-to-day manager of the Maxim Loomis Sayles Bond Portfolio is Daniel J. Fuss, Executive Vice President and Vice Chairman of Loomis Sayles. Mr. Fuss also serves as the fund manager for a number of mutual funds including the Loomis Sayles Bond Fund and has been employed by Loomis Sayles since 1976.

Joseph R. Gatz, Vice President of Loomis Sayles, has co-managed the Maxim Loomis Sayles Small-Cap Value Portfolio since 1999. Prior to joining Loomis Sayles in 1999, Mr. Gatz was employed by Banc One and certain of its corporate predecessors since 1993. Daniel G. Thelen, Vice President of Loomis Sayles, has served as co-manager of the Portfolio since 1999 and has been employed with Loomis Sayles since 1996.

Massachusetts Financial Services Company ("MFS") is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a diversified financial services organization. MFS is a Delaware corporation with its principal business address at 500 Boylston Street, Boston, Massachusetts 02116.

The Maxim MFS(R) Small-Cap Growth Portfolio is managed by a team of portfolio managers. Donald F. Pitcher, Jr., Senior Vice President of MFS, has been portfolio manager of the MFS New Discovery Fund since 2002. Mr. Pitcher has been employed with MFS since 1971. Robert Henderson, Vice President of MFS, joined MFS in 1996 and has managed the MFS New Discovery Fund since 2002. Effective on or about June 30, 2004, Thomas H. Wetherald will replace Mr. Pitcher on the management team. Mr. Wetherald, an MFS Vice President, has been employed in the MFS investment management area since 2002. Prior to joining MFS, Mr. Wetherald was a portfolio manager and research analyst at Manning & Napier Advisors.


                   IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

Investing in the Portfolios
Shares of the Portfolios are not for sale directly to the public. Currently, the Portfolios' shares are sold only to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable annuity contracts, variable life insurance policies and to participants in connection with qualified retirement plans. In the future, shares of the Portfolios may be used to fund other variable contracts offered by Great-West, or its affiliates, or other unrelated insurance companies. For information concerning your rights under a specific variable contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging a Portfolio's shares is the net asset value of that Portfolio. Each Portfolio's net asset value is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the time at which the net asset value is calculated may differ. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Fund is open for business. Your share price will be the next net asset value calculated after we receive your order in good form. Each Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available. In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Fund's judgment, do not represent current market values of these securities. Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Fund determines the net asset value as of valuation time, and therefore, the Fund may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that a Portfolio's net asset value fairly reflects security values at the time of pricing.

The net asset value of the Maxim Money Market Portfolio is determined by using the amortized cost method of valuation. Net asset value for the other Portfolios is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors of the Fund believes accurately reflects fair value. If a Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when a Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio's outstanding shares.

Purchasing and Redeeming Shares

Variable contract owners or Qualified Plan participants will not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. Insurance company separate accounts place orders to purchase and redeem shares of each Portfolio based on allocation instructions received from variable contract owners. Similarly, Qualified Plan sponsors and administrators purchase and redeem Portfolio shares based on orders received from participants. Qualified Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Qualified Plan. Participants should contact their Qualified Plan sponsor or administrator for information concerning the appropriate procedure for investing in the Fund.

The price to buy or sell shares of each Portfolio is the Portfolio's net asset value next calculated after the Portfolio receives the order in proper form.

Due to differences in tax treatment or other considerations, material irreconcilable conflicts may arise between the interests of variable annuity contract owners, variable life insurance policy owners and Qualified Plans that invest in the Fund. The Board of Directors will monitor each Portfolio for any material conflicts that may arise and will determine what action should be taken.

Each Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Exchanging Shares

This section is only applicable to participants in Qualified Plans that purchase shares of the Fund outside a variable annuity contract.

An exchange involves selling all or a portion of the shares of one Portfolio and purchasing shares of another Portfolio. There are no sales charges or distribution fees for an exchange. The exchange will occur at the next net asset value calculated for the two Portfolios after the exchange request is received in proper form. Before exchanging into a Portfolio, read its prospectus.

Please note the following policies governing exchanges:

o You can request an exchange in writing or by telephone.
o Written requests should be submitted to:
         8515 East Orchard Road
         Greenwood Village, CO 80111.
o The form should be signed by the account owner(s) and include the following information:
 (1) the name of the account;
 (2) the account number;
 (3) the name of the Portfolio from which  the shares are to be sold;
 (4) the dollar amount or number of shares to be exchanged;
 (5) the name of the Portfolio(s) in which new shares will be purchased; and
 (6) the signature(s) of the person(s) authorized to effect exchanges in the account.
o You can request an exchange by telephoning 1-800-537-2033.
o A Portfolio may refuse exchange purchases by any person or group if, in MCM's judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Other Information

o We may modify, suspend or terminate at any time the policies and procedures to request an exchange of shares of the Portfolios by telephone.
o If an account has more than one owner of record, we may rely on the instructions of any one owner.
o Each account owner has telephone transaction privileges unless we receive cancellation instructions from an account owner. o We will not be responsible for losses or expenses arising from unauthorized telephone transactions, as long as we use reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine, including requiring various forms of personal identification such as name, mailing address, personal identification numbers (PINs) or other information.
o All telephone calls will be recorded.
o During periods of unusual market activity, severe weather, or other unusual, extreme, or emergency conditions, you may not be able to complete a telephone transaction and should consider placing your order by mail.
o Telephone instructions will be accepted if received prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on any day the NYSE is open for business.

Dividends and Capital Gains Distributions
Each Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

o The Maxim Money Market Portfolio ordinarily declares dividends from net investment income daily and distributes dividends monthly.
o The Maxim U.S. Government Securities Portfolio ordinarily distributes dividends from net investment income quarterly.
o The Maxim T. Rowe Price Equity/Income, Maxim Ariel MidCap Value, Maxim T. Rowe Price MidCap Growth, Maxim Ariel Small-Cap Value, Maxim Loomis Sayles Small-Cap Value, Maxim MFS(R) Small-Cap Growth, Maxim Loomis Sayles Bond and all Profile Portfolios ordinarily distribute dividends semi-annually.
o    The Maxim INVESCO ADR Portfolio ordinarily distributes dividends annually.
o All of the Portfolios generally distribute capital gains, at least once annually.

Tax Consequences
The Portfolios are not currently separate taxable entities. It is possible a Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Internal Revenue Code of 1986, as amended. If it does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains. This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in any one of the Portfolios depend on the provisions of the variable contract through which you invest in the Fund or the terms of your qualified retirement plan. For more information, please refer to the applicable prospectus and/or disclosure documents for that contract.

Effect of Foreign Taxes. Dividends and interest received by the Portfolios on foreign securities may be subject to withholding and other taxes imposed by foreign governments. These taxes will generally reduce the amount of distributions on foreign securities.

Annual and Semi-Annual Shareholder Reports
The fiscal year of the Fund ends on December 31 of each year. Twice a year shareholders of each Portfolio will receive a report containing a summary of the Fund's performance and other information.


                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Portfolio's financial history for the past five years, or, if shorter, the period of each Portfolio's operations. Certain information reflects financial results for a single Portfolio share. Total returns in the following tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by Deloitte & Touche LLP, independent auditors, whose reports, along with the Fund's financial statements, are included in the Fund's Annual Report. A free copy of the Annual Report is available upon request by calling 1-800-537-2033.

--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003           2002           2001           2000            1999
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $       1.0000  $      1.0005  $      1.0005  $      1.0005   $      1.0005
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                 0.0074         0.0139         0.0373         0.0590          0.0471
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations               0.0074         0.0139         0.0373         0.0590          0.0471
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                           (0.0074)       (0.0139)       (0.0373)       (0.0590)        (0.0471)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From tax return of capital                                          (0.0005)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.0074)       (0.0144)       (0.0373)       (0.0590)        (0.0471)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $       1.0000  $      1.0000  $      1.0005  $      1.0005   $      1.0005
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                           0.73%          1.40%          3.80%          6.07%           4.81%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      559,342  $     940,085  $     914,544  $     718,264   $     722,697
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.46%          0.46%          0.46%          0.46%           0.46%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                0.74%          1.38%          3.62%          5.93%           4.73%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        11.43  $       11.00  $       10.87  $       10.46   $       11.05
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.48           0.19           0.60           0.68            0.63
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (0.19)          0.43           0.15           0.40           (0.60)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                 0.29           0.62           0.75           1.08            0.03
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.48)         (0.19)         (0.62)         (0.67)          (0.62)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.09)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.57)         (0.19)         (0.62)         (0.67)          (0.62)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        11.15  $       11.43  $       11.00  $       10.87   $       10.46
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                           2.57%          9.81%          7.07%         10.58%           0.30%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $       78,434  $      82,835  $      93,613  $      84,688   $      76,592
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%          0.60%          0.60%          0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                4.28%          5.25%          5.65%          6.44%           5.83%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               71.74%         91.64%         66.47%         32.95%          51.82%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

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------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------------------------
MAXIM ARIEL MIDCAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                   2003          2002 ~         2001 ~         2000 ~         1999 ~ ^
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $       16.94          19.51  $       17.24  $       15.41  $       18.42
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net investment income                                  0.03           0.01           0.54           0.04           0.11
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                4.97          (2.13)          2.56           2.78           0.03
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From                               5.00          (2.12)          3.10           2.82           0.14
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Investment Operations
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
From net investment income                            (0.03)         (0.02)         (0.06)         (0.11)         (0.12)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
From net realized gains                               (0.07)         (0.43)         (0.77)         (0.88)         (3.03)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.10)         (0.45)         (0.83)         (0.99)         (3.15)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $       21.84          16.94  $       19.51  $       17.24  $       15.41
------------------------------------------------============---============---============---============---============
------------------------------------------------============---============---============---============---============

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Return                                         29.57%        (10.77%)        18.20%         18.69%          0.26%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $     298,137        147,540  $      86,540  $      63,697  $      67,499
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    - Before Reimbursement                            1.00%          1.06%          1.13%          1.19%          1.04%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    - After Reimbursement #                           1.00%          1.06%          1.10%          1.10%          1.04%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Average Net Assets:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    - Before Reimbursement                            0.20%          0.21%          0.38%          0.61%          0.36%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    - After Reimbursement #                           0.20%          0.21%          0.41%          0.70%          0.36%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              33.98%         18.30%         26.68%         41.65%        182.75%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 ^ The per share information was computed based on average shares.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $         9.52          10.51  $        9.37  $        7.84   $        9.54
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.01           0.01           0.07           0.07            0.02
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 2.77          (0.70)          1.38           1.97           (0.63)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              2.78          (0.69)          1.45           2.04           (0.61)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.01)         (0.01)         (0.07)         (0.07)          (0.02)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.19)         (0.29)         (0.24)         (0.44)          (1.07)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.20)         (0.30)         (0.31)         (0.51)          (1.09)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        12.10           9.52  $       10.51  $        9.37   $        7.84
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          29.24%         (6.27%)        15.66%         26.65%          (5.80%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      401,582        307,139  $     206,883  $     116,972   $      35,291
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.04%          1.06%          1.10%          1.27%           1.28%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.04%          1.06%          1.09%          1.27%           1.23%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            0.03%          0.11%          0.68%          1.24%           0.16%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           0.03%          0.11%          0.69%          1.24%           0.21%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                8.70%         18.73%         15.63%         52.61%          46.17%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        14.02  $       17.06  $       15.96  $       13.35   $       14.48
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.01           0.03           0.08           0.11            0.08
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 4.79          (2.98)          2.15           3.03           (0.22)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              4.80          (2.95)          2.23           3.14           (0.14)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.01)         (0.03)         (0.08)         (0.11)          (0.08)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                 0.00          (0.06)         (1.05)         (0.42)          (0.91)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.01)         (0.09)         (1.13)         (0.53)          (0.99)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        18.81  $       14.02  $       17.06  $       15.96   $       13.35
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          34.28%        (14.49%)        14.36%         23.74%          (0.43%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      139,890  $     123,140  $     226,496  $     170,239   $      93,088
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.10%          1.09%          1.11%          1.16%           1.15%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.10%          1.08%          1.10%          1.16%           1.14%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            0.09%          0.32%          0.48%          0.87%           0.52%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           0.09%          0.33%          0.49%          0.87%           0.53%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               70.82%         89.28%         97.49%        122.31%         105.57%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM LOOMIS SAYLES BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $         9.78           9.64  $       10.26  $       10.64   $       11.12
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.79           0.43           0.79           0.94            0.87
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 2.12           0.19          (0.53)         (0.46)          (0.35)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                 2.91           0.62           0.26           0.48            0.52
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.71)         (0.48)         (0.88)         (0.86)          (0.89)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                 0.00           0.00           0.00           0.00           (0.11)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.71)         (0.48)         (0.88)         (0.86)          (1.00)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        11.98           9.78  $        9.64  $       10.26   $       10.64
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          30.10%         11.08%          2.57%          4.60%           4.87%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      251,129        161,750  $     198,056  $     178,834   $     191,419
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.90%          0.90%          0.90%          0.90%           0.90%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                6.30%          8.06%          8.30%          8.72%           7.74%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               47.85%         26.58%         21.92%         19.52%          28.00%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        13.67          16.10  $       16.64  $       16.55   $       17.80
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.23           0.12           0.23           0.32            0.34
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 3.25          (2.33)          0.02           1.68            0.24
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From                                3.48          (2.21)          0.25           2.00            0.58
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.23)         (0.12)         (0.23)         (0.32)          (0.34)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.02)         (0.10)         (0.56)         (1.59)          (1.49)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.25)         (0.22)         (0.79)         (1.91)          (1.83)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        16.90          13.67  $       16.10  $       16.64   $       16.55
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          25.64%        (13.06%)         1.66%         12.90%           3.39%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      688,730        431,981  $     224,623  $     173,562   $     189,500
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            0.83%          0.85%          0.88%          0.90%           0.88%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           0.83%          0.85%          0.88%          0.90%           0.88%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.76%          1.73%          1.47%          1.99%           1.84%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.76%          1.73%          1.47%          1.99%           1.84%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               20.76%         18.41%         25.20%         37.73%          44.02%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM MFS(R)SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        11.60          16.80  $       21.77  $       28.35   $       18.51
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            0.00           0.00           0.00           0.08           (0.04)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 3.59          (5.20)         (4.97)         (3.14)          14.27
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              3.59          (5.20)         (4.97)         (3.06)          14.23
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                 0.00           0.00           0.00          (3.52)          (4.39)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     0.00           0.00           0.00          (3.52)          (4.39)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        15.19          11.60  $       16.80  $       21.77   $       28.35
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          30.95%        (30.95%)       (22.85%)       (12.38%)         80.78%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      213,441        127,625  $     155,751  $     210,747   $     181,229
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.05%          1.08%          1.07%          1.03%           1.09%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.04%          1.06%          1.06%          1.03%           1.07%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Loss to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                           (0.55%)        (0.74%)        (0.55%)        (0.39%)         (0.36%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                          (0.54%)        (0.72%)        (0.54%)        (0.39%)         (0.34%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              174.65%        109.01%         99.01%        132.39%         223.65%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM INVESCO ADR PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        11.28          13.24  $       16.04  $       19.77   $       16.25
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.19           0.22           0.12           0.14            0.06
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 3.33          (1.96)         (2.77)         (2.19)           3.62
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              3.52          (1.74)         (2.65)         (2.05)           3.68
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.19)         (0.22)         (0.13)         (0.14)          (0.06)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                              (0.02)         (1.54)          (0.10)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.19)         (0.22)         (0.15)         (1.68)          (0.16)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        14.61          11.28  $       13.24  $       16.04   $       19.77
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          31.30%        (13.16%)       (16.50%)       (10.16%)         22.67%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      190,483        116,405  $     113,256  $     114,870   $     141,770
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.08%          1.12%          1.14%          1.14%           1.16%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.08%          1.11%          1.13%          1.14%           1.14%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.60%          1.80%          0.90%          0.85%           0.57%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.60%          1.81%          0.91%          0.85%           0.59%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               29.46%         22.52%         25.09%         34.39%          22.06%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        12.00          15.38  $       15.62  $       15.83   $       13.47
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                         0.06           (0.04)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 4.53          (3.38)         (0.19)          1.08            3.28
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              4.53          (3.38)         (0.19)          1.14            3.24
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.47)                        (0.05)         (1.35)          (0.88)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.47)          0.00          (0.05)         (1.35)          (0.88)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        16.06          12.00  $       15.38  $       15.62   $       15.83
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          37.81%        (21.98%)        (1.12%)         7.34%          24.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      335,177        204,263  $     266,726  $     255,131   $     203,089
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.06%          1.07%          1.09%          1.08%           1.11%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.05%          1.05%          1.05%          1.05%           1.05%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Loss to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                           (0.64%)        (0.71%)        (0.58%)        (0.34%)         (0.41%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                          (0.63%)        (0.69%)        (0.55%)        (0.31%)         (0.35%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               49.18%         54.41%         56.73%         56.95%          66.80%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MAXIM AGGRESSIVE PROFILE I PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                   2003           2002 ~          2001 ~ ^        2000 ~          1999 ~
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $         7.78  $         9.48  $        10.93  $        12.34  $         10.79
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                  0.05            0.03            0.03            0.57             0.04
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                    0.05            0.10            0.25            0.27             0.97
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Total distributions received                       0.10            0.13            0.28            0.84             1.01
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    investments                                        2.28           (1.80)          (0.98)          (1.66)            1.35
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Investment Operations                              2.38           (1.67)          (0.70)          (0.82)            2.36
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                            (0.05)          (0.03)          (0.46)          (0.27)           (0.01)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net realized gains                                0.00            0.00           (0.29)          (0.32)           (0.80)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.05)          (0.03)          (0.75)          (0.59)           (0.81)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $        10.11  $         7.78  $         9.48  $        10.93  $         12.34
-----------------------------------------------=============---=============---=============---=============---==============
-----------------------------------------------=============---=============---=============---=============---==============

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                         30.57%         (17.62%)         (5.75%)         (6.82%)          21.83%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)             $       58,392  $       34,659  $       33,773 $        27,131  $        19,007
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #             0.25%           0.25%           0.25%           0.25%            0.25%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Average Net Assets                                0.61%           0.41%           1.40%           0.17%            0.09%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              50.10%          76.79%          96.98%          91.73%           77.51%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 ^ The per share information was computed based on average shares.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 # Does not include expenses of the investment companies in which the portfolio invests.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MAXIM CONSERVATIVE PROFILE I PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                    2003           2002 ~          2001 ~         2000 ~         1999 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $          9.23  $        9.65  $       10.12  $        10.11  $       10.30
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.30           0.23           0.43         0.71           0.43
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                      0.05           0.09           0.14            0.19           0.24
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Total distributions received                        0.35           0.32           0.57            0.90           0.67
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     investments                                         0.69          (0.52)         (0.27)          (0.32)         (0.17)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                               1.04          (0.20)          0.30            0.58           0.50
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                              (0.31)         (0.22)         (0.61)          (0.53)         (0.41)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                     -              -          (0.16)          (0.04)         (0.28)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.31)         (0.22)         (0.77)          (0.57)         (0.69)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $          9.96  $        9.23  $        9.65  $        10.12  $       10.11
------------------------------------------------==============---============---============---=============---============
------------------------------------------------==============---============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           11.33%         (0.69%)         2.91%           5.86%          4.86%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $        32,155  $      28,128  $      20,349 $        17,421  $      17,142
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #               0.25%          0.25%          0.25%           0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                 3.13%          3.92%          4.58%           4.69%          3.94%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                86.47%         82.41%         84.75%          63.09%         80.14%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Does not include expenses of the investment companies in which the portfolio invests.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MAXIM MODERATE PROFILE I PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                    2003           2002 ~          2001 ~         2000 ~         1999 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $          8.53  $        9.54  $       10.42  $        11.25  $       10.50
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                    0.16           0.14           0.17            0.57           0.23
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                      0.04           0.09           0.19            0.31           0.70
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Total distributions received                        0.20           0.23           0.36            0.88           0.93
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     investments                                         1.51          (1.10)         (0.66)          (1.03)          0.78
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                               1.71          (0.87)         (0.30)          (0.15)          1.71
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                              (0.16)         (0.14)         (0.45)          (0.44)         (0.18)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                  0.00           0.00          (0.13)          (0.24)         (0.78)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.16)         (0.14)         (0.58)          (0.68)         (0.96)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $         10.08  $        8.53  $        9.54  $        10.42  $       11.25
------------------------------------------------==============---============---============---=============---============
------------------------------------------------==============---============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           20.19%         (8.52%)        (2.74%)         (1.38%)        16.43%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $       125,318  $      61,960  $      50,729 $        37,808  $      27,961
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #               0.25%          0.25%          0.25%           0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                 2.17%          2.44%          3.22%           2.32%          1.91%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                57.76%         77.11%         93.99%          76.55%        105.60%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Does not include expenses of the investment companies in which the portfolio invests.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                    2003           2002 ~          2001 ~         2000 ~         1999 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $          8.42  $        9.73  $       10.81  $        12.18  $       10.67
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                    0.14           0.10           0.01            0.56           0.14
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                      0.04           0.09           0.22            0.33           0.77
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Total distributions received                        0.18           0.19           0.23            0.89           0.91
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     investments                                         1.83          (1.40)         (0.75)          (1.39)          1.43
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                               2.01          (1.21)         (0.52)          (0.50)          2.34
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                              (0.14)         (0.10)         (0.44)          (0.35)         (0.10)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                  0.00           0.00          (0.12)          (0.52)         (0.73)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.14)         (0.10)         (0.56)          (0.87)         (0.83)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $         10.29  $        8.42  $        9.73  $        10.81  $       12.18
------------------------------------------------==============---============---============---=============---============
------------------------------------------------==============---============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           23.94%        (12.03%)        (4.64%)         (4.34%)        22.05%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $       132,218  $      80,966  $      69,288 $        52,878  $      36,469
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #               0.25%          0.25%          0.25%           0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                 2.00%          2.00%          2.39%           1.25%          0.96%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                53.30%         76.97%         96.23%          74.26%        101.16%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Does not include expenses of the investment companies in which the portfolio invests.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                    2003           2002 ~          2001 ~         2000 ~         1999 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $          8.71  $        9.47  $       10.13  $        10.60  $       10.47
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                    0.22           0.17           0.27            0.54           0.31
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                      0.04           0.09           0.18            0.41           0.45
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Total distributions received                        0.26           0.26           0.45            0.95           0.76
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     investments                                         1.17          (0.86)         (0.51)          (0.97)          0.10
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                               1.43          (0.60)         (0.06)          (0.02)          0.86
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                              (0.23)         (0.16)         (0.47)          (0.40)         (0.27)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                  0.00           0.00          (0.13)          (0.05)         (0.46)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.23)         (0.16)         (0.60)          (0.45)         (0.73)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $           9.91 $         8.71 $         9.47  $        10.13  $       10.60
------------------------------------------------==============---============---============---=============---============
------------------------------------------------==============---============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           16.49%         (5.31%)        (0.66%)         (0.12%)         8.34%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)             $         35,878  $      23,352 $       18,788 $        16,132  $      13,672
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #               0.25%          0.25%          0.25%           0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                 2.65%          3.09%          3.62%           3.19%          2.70%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                61.38%         82.07%         95.19%          80.88%        116.96%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Does not include expenses of the investment companies in which the portfolio invests.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

This Prospectus is intended for use in connection with variable insurance products, tax-deferred arrangements, or similar arrangements. The Statement of Additional Information ("SAI") contains more details about the investment policies and techniques of the Portfolios. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolios' investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

For a free copy of the SAI or annual or semi-annual reports or to request other information or ask questions about the Fund, call 1-800-537-2033.

The SAI and the annual and semi-annual reports are available on the EDGAR Database on the SEC's Internet Web site (http://www.sec.gov). You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. You can also review and copy information about the Portfolios, including the SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3364.






























                         This Prospectus should be read
                       and retained for future reference.